AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Principal Amount	Value
Municipal Bonds - 90.1%
Alabama - 0.8%
Alabama Public School and College Authority, Series A 5.000%, 11/01/34	$7,500,000	$9,942,832
Arizona - 2.1%
Arizona Department of Transportation State Highway Fund Revenue 5.000%, 07/01/28	5,040,000	6,131,559
Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A 5.000%, 10/01/26	10,000,000	11,587,077
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/27 [1]	3,000,000	3,657,163
5.000%, 01/01/28 [1]	2,625,000	3,275,879
5.000%, 01/01/29 [1]	2,500,000	3,179,562

Total Arizona		27,831,240
California - 11.8%
California Municipal Finance Authority, Community Medical Centers, Series A
5.000%, 02/01/27	950,000	1,152,717
5.000%, 02/01/30	1,630,000	1,926,748
5.000%, 02/01/31	900,000	1,059,445
5.000%, 02/01/32	1,855,000	2,177,027

California State Public Works Board 5.000%, 02/01/31 [1]	3,500,000	4,544,295
California State Public Works Board, Series A
5.000%, 02/01/30 [1]	3,500,000	4,476,786
5.000%, 02/01/32 [1]	3,500,000	4,628,859
5.000%, 08/01/33 [1]	5,000,000	6,288,114
5.000%, 08/01/34 [1]	2,750,000	3,446,076
5.000%, 08/01/35 [1]	2,500,000	3,123,832

City of Los Angeles Department of Airports, Series C 5.000%, 05/15/30	10,515,000	13,814,484
Los Angeles County Metropolitan Transportation Authority, Series R
5.000%, 06/01/29	6,940,000	9,198,417
5.000%, 06/01/31	6,000,000	8,086,009
5.000%, 06/01/32	10,035,000	13,465,365

Los Angeles Unified School District, Series A 5.000%, 07/01/28	5,000,000	6,465,861
San Francisco City & County Airport Commission, San Francisco International Airport, Series A
5.000%, 05/01/34	5,000,000	6,229,565
5.000%, 05/01/35	5,800,000	7,209,864

State of California
5.000%, 08/01/29	7,235,000	8,851,685
5.000%, 09/01/29	5,075,000	6,223,378
5.000%, 11/01/30	11,575,000	15,548,042
5.000%, 04/01/32	5,000,000	6,882,020

State of California, Series C 5.000%, 09/01/26	7,740,000	9,242,123
	Principal Amount	Value

University of California, Series S
5.000%, 05/15/36 [1]	$3,000,000	$3,825,191
5.000%, 05/15/37 [1]	3,000,000	3,806,993
5.000%, 05/15/38 [1]	3,000,000	3,794,747

Total California		155,467,643
Colorado - 1.3%
Colorado Health Facilities Authority, Series A
5.000%, 01/01/27	2,535,000	3,136,696
5.000%, 01/01/28	2,545,000	3,223,051
5.000%, 01/01/29	4,175,000	5,391,842
5.000%, 08/01/33	4,260,000	5,348,371

Total Colorado		17,099,960
Connecticut - 2.7%
State of Connecticut Special Tax Revenue 5.000%, 05/01/28	3,000,000	3,813,095
State of Connecticut Special Tax Revenue, Transportation Infrastructure 5.000%, 01/01/30	10,180,000	12,653,302
State of Connecticut Special Tax Revenue, Series B 5.000%, 10/01/35	7,500,000	9,313,045
State of Connecticut, Series A 5.000%, 01/15/31	7,650,000	9,932,234

Total Connecticut		35,711,676
District of Columbia - 2.7%
District of Columbia, Series A 5.000%, 06/01/30	6,020,000	7,283,205
District of Columbia, Series B
5.000%, 10/01/28	7,100,000	9,219,624
5.000%, 06/01/31	10,080,000	12,774,759

Washington Convention & Sports Authority, Series A 5.000%, 10/01/27	5,475,000	6,674,080

Total District of Columbia		35,951,668
Florida - 3.7%
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	7,420,437
Florida's Turnpike Enterprise, Department of Transportation, Series C 5.000%, 07/01/28	7,075,000	8,643,947
Lee Memorial Health System, Series A 5.000%, 04/01/34	5,645,000	7,049,787
Orange County Health Facilities Authority, Series A 5.000%, 10/01/31	4,525,000	5,408,468
Orange County Health Facilities Authority, Series G 5.000%, 10/01/26	3,000,000	3,676,399
State of Florida, Capital Outlay, Series B 5.000%, 06/01/27	9,045,000	10,365,331

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Florida - 3.7% (continued)
State of Florida, Department of Transportation, Fuel Sales Tax Revenue, Series B 5.000%, 07/01/26	$5,780,000	$5,847,907

Total Florida		48,412,276
Georgia - 1.4%
Georgia State University & College Improvements, Series A 5.000%, 07/01/27	4,600,000	4,877,313
Private Colleges & Universities Authority, Series B 5.000%, 09/01/30	10,360,000	13,837,931

Total Georgia		18,715,244
Illinois - 6.8%
Chicago O'Hare International Airport, Series A 5.000%, 01/01/35	5,010,000	6,344,970
Chicago O'Hare International Airport, Series B 5.000%, 01/01/28	10,670,000	12,381,621
Chicago O'Hare International Airport, Senior Lien, Series A
5.000%, 01/01/36	10,000,000	12,118,281
5.000%, 01/01/38	5,500,000	6,626,118

Illinois Finance Authority
5.000%, 01/01/29	2,310,000	2,977,325
5.000%, 07/01/29	8,755,000	11,389,252

Illinois State Finance Authority Revenue, Clean Water Initiative Revenue 5.000%, 07/01/27	11,000,000	13,310,265
Illinois State Toll Highway Authority, Series A 5.000%, 12/01/31	9,735,000	11,613,131
Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A 5.000%, 01/01/30	10,110,000	13,008,521

Total Illinois		89,769,484
Indiana - 1.0%
Indiana Finance Authority, Series C 5.000%, 06/01/29	4,800,000	6,282,695
Indiana Transportation Finance Authority, Series C 5.500%, 12/01/25	6,070,000	7,430,148

Total Indiana		13,712,843
Iowa - 1.4%
Iowa Finance Authority, State Revolving Fund Green Bond 5.000%, 08/01/30	15,025,000	18,858,752
Kentucky - 0.5%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Inc., Series A 5.000%, 10/01/29	5,505,000	6,632,238
	Principal Amount	Value
Maryland - 5.3%
Maryland State Transportation Authority 5.000%, 07/01/33	$6,350,000	$8,349,811
State of Maryland, Department of Transportation
5.000%, 10/01/28	12,365,000	15,123,751
5.000%, 09/01/29	12,205,000	15,269,289

State of Maryland, Series B 5.000%, 08/01/25	19,135,000	22,858,847
State of Maryland, State & Local Facilities Loan of 2019, 1st Series 5.000%, 03/15/30	6,000,000	7,803,400

Total Maryland		69,405,098
Massachusetts - 2.0%
Commonwealth of Massachusetts 5.000%, 07/01/29	6,010,000	7,889,997
Massachusetts Bay Transportation Authority 5.000%, 07/01/22	10,020,000	10,625,137
Massachusetts Water Resources Authority, Series C 5.000%, 08/01/31	6,080,000	7,374,898

Total Massachusetts		25,890,032
Michigan - 2.9%
Lansing Board of Water & Light, Series A 5.500%, 07/01/41	5,000,000	5,064,713
Michigan Finance Authority, Henry Ford Health System 5.000%, 11/15/29	11,450,000	13,924,652
Michigan State Building Authority Revenue, Series I 5.000%, 04/15/27	5,700,000	6,816,234
State of Michigan 5.000%, 03/15/27	10,000,000	12,499,388

Total Michigan		38,304,987
Minnesota - 0.7%
City of Minneapolis MN, Fairview Health Services, Series A 5.000%, 11/15/35	3,165,000	3,899,461
Minneapolis-St Paul Metropolitan Airports Commission, Series A 5.000%, 01/01/25	5,000,000	5,828,319

Total Minnesota		9,727,780
Mississippi - 0.8%
State of Mississippi, Series A 5.000%, 10/01/28	10,000,000	10,240,437
Missouri - 1.5%
University of Missouri, Series A 5.000%, 11/01/26	5,520,000	6,401,724

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Missouri - 1.5% (continued)
University of Missouri, Series B 5.000%, 11/01/30	$10,010,000	$13,445,866

Total Missouri		19,847,590
New Jersey - 2.4%
New Jersey State Turnpike Authority Revenue, Series B 5.000%, 01/01/28	4,010,000	5,039,578
New Jersey State Turnpike Authority Revenue, Series D 5.000%, 01/01/28	5,000,000	6,076,740
State of New Jersey
5.000%, 06/01/25	4,335,000	5,102,480
5.000%, 06/01/29	11,500,000	14,711,028

Total New Jersey		30,929,826
New Mexico - 0.2%
New Mexico Finance Authority 5.000%, 06/01/22	2,845,000	3,005,269
New York - 13.3%
City of New York 5.000%, 08/01/34	3,250,000	4,189,865
City of New York, Series C 5.000%, 08/01/33	1,500,000	1,945,260
City of New York, Series L 5.000%, 04/01/33	6,500,000	8,569,714
Long Island Power Authority 5.000%, 09/01/35	5,030,000	6,282,521
Metropolitan Transportation Authority, Transit Revenue, Green Bond, Series B 5.000%, 11/15/27	14,225,000	17,535,749
Metropolitan Transportation Authority, Transit Revenue, Series F
5.000%, 11/15/24	4,950,000	5,289,580
5.000%, 11/15/27	5,000,000	5,311,746
5.000%, 11/15/28	4,760,000	5,543,384

Nassau County Interim Finance Authority, Series A 5.000%, 11/15/31	3,000,000	4,082,486
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Sub-Series S-3A 5.000%, 07/15/31	5,080,000	6,400,833
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 11/01/31 [1]	2,500,000	3,320,917
5.000%, 11/01/32 [1]	4,000,000	5,288,712

New York City Transitional Finance Authority Future Tax Secured Revenue, Series E 5.000%, 02/01/37	7,000,000	9,037,203
	Principal Amount	Value

New York City Transitional Finance Authority, Future Tax Secured Revenue, Series C 5.000%, 11/01/26	$9,585,000	$11,289,900
New York State Dormitory Authority, Series A
5.000%, 12/15/25	8,645,000	9,338,925
5.000%, 12/15/27	5,640,000	6,090,710
5.000%, 03/15/31	7,670,000	9,776,377
5.000%, 03/15/32	8,000,000	10,544,442

New York State Dormitory Authority, Series D 5.000%, 02/15/27	5,355,000	5,574,282
New York State Dormitory Authority, Series E 5.000%, 03/15/32	8,410,000	9,957,093
New York Transportation Development Corp.
4.000%, 10/31/41	1,250,000	1,417,208
4.000%, 10/31/46	1,500,000	1,679,724
5.000%, 12/01/30	1,000,000	1,272,219
5.000%, 12/01/31	1,100,000	1,390,399
5.000%, 12/01/32	1,400,000	1,750,553
5.000%, 12/01/33	1,000,000	1,245,989

Port Authority of New York & New Jersey
5.000%, 07/15/31	10,000,000	12,889,658
5.000%, 07/15/32	6,545,000	8,393,207

Total New York		175,408,656
North Carolina - 1.5%
North Carolina State Limited Obligation, Series B 5.000%, 05/01/28	15,300,000	19,072,291
Ohio - 2.1%
Ohio State General Obligation, Series A 5.000%, 09/01/26	7,090,000	8,740,919
Ohio State General Obligation, Series T 5.000%, 05/01/30	5,000,000	6,182,605
State of Ohio, Series A 5.000%, 08/01/21	12,545,000	12,744,215

Total Ohio		27,667,739
Oregon - 1.7%
Oregon State Lottery, Series C 5.000%, 04/01/27	10,000,000	11,741,916
Oregon State Lottery, Series D 5.000%, 04/01/28	9,225,000	10,808,002

Total Oregon		22,549,918
Pennsylvania - 1.9%
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center 5.000%, 07/15/31	5,530,000	7,120,277
Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,890,000	9,714,595
Lancaster County Hospital Authority, University of Pennsylvania Health Revenue 5.000%, 08/15/26	6,970,000	8,553,090

Total Pennsylvania		25,387,962

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Texas - 9.1%
Central Texas Turnpike System Transportation Commission, Series C 5.000%, 08/15/31	$11,175,000	$12,587,142
Central Texas Turnpike System, Series A 5.000%, 08/15/39	8,000,000	10,111,684
City of Corpus Christi TX Utility System Revenue, Junior Lien 5.000%, 07/15/29	3,125,000	3,963,882
City of San Antonio TX Electric & Gas Systems Revenue 5.000%, 02/01/26	9,350,000	11,304,121
Dallas Area Rapid Transit, Senior Lien 5.250%, 12/01/28	8,865,000	11,638,640
Dallas Fort Worth International Airport, Series A
5.000%, 11/01/29	3,535,000	4,592,355
5.000%, 11/01/30	2,000,000	2,641,952
5.000%, 11/01/31	3,265,000	4,291,488

Lower Colorado River Authority, LCRA Transmission Services Corporation 5.000%, 05/15/29	3,815,000	4,315,353
North Texas Municipal Water District Water System Revenue, Refunding and Improvement 5.000%, 09/01/29	7,350,000	8,978,234
North Texas Tollway Authority Revenue, Special Projects System, 1st Tier, Series A 5.000%, 01/01/25	6,460,000	7,266,974
North Texas Tollway Authority, 2nd Tier, Series B
5.000%, 01/01/31	2,000,000	2,356,482
5.000%, 01/01/32	3,010,000	3,620,803

North Texas Tollway Authority, Series A 5.000%, 01/01/26	7,795,000	8,755,077
Texas Private Activity Bond Surface Transportation Corp.
4.000%, 12/31/37	5,000,000	5,743,024
4.000%, 12/31/38	3,735,000	4,277,461

Texas Transportation Commission Fund, Series A 5.000%, 04/01/27	12,550,000	13,158,949

Total Texas		119,603,621
Utah - 2.0%
Salt Lake City Corp. Airport Revenue, Series A
5.000%, 07/01/29	3,450,000	4,307,516
5.000%, 07/01/30	6,585,000	8,190,696

State of Utah, Series B 5.000%, 07/01/22	7,515,000	7,969,824
Utah Transit Authority, Series A 5.000%, 06/15/27	5,020,000	5,906,914

Total Utah		26,374,950
	Principal Amount	Value
Virginia - 0.8%
Virginia College Building Authority, Series A
5.000%, 09/01/21	$8,220,000	$8,378,832
5.000%, 09/01/21	1,780,000	1,815,355

Total Virginia		10,194,187
Washington - 2.5%
State of Washington School Improvements, Series C 5.000%, 02/01/28	7,370,000	8,851,940
State of Washington, Series R-2015C 5.000%, 07/01/28	10,280,000	11,970,545
University of Washington, University & College Improvements Revenue, Series C 5.000%, 07/01/27	7,270,000	7,867,233
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,015,000	3,720,788

Total Washington		32,410,506
West Virginia - 0.4%
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligation 5.000%, 01/01/35	3,745,000	4,566,260
Wisconsin - 2.8%
State of Wisconsin
5.000%, 05/01/29	3,500,000	4,592,794
5.000%, 05/01/30	2,390,000	3,195,511
5.000%, 05/01/31	2,700,000	3,590,550

Wisconsin State Revenue, Department of Transportation, Series 2 5.000%, 07/01/29	20,405,000	25,553,832

Total Wisconsin		36,932,687

Total Municipal Bonds (Cost $1,128,483,381)		1,185,625,652
Short-Term Investments - 5.3%
Municipal Bonds - 5.3%
California - 0.9%
City of Los Angeles 4.000%, 06/24/21	6,070,000	6,124,552
County of Los Angeles, Series A 4.000%, 06/30/21	5,020,000	5,068,503

Total California		11,193,055
Texas - 4.4%
State of Texas 4.000%, 08/26/21	57,145,000	58,046,897

Total Municipal Bonds (Cost $69,202,393)		69,239,952

Total Short-Term Investments (Cost $69,202,393)		69,239,952

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 95.4% (Cost $1,197,685,774)	$1,254,865,604
Other Assets, less Liabilities - 4.6%	60,169,798
Net Assets - 100.0%	$1,315,035,402

[1]	All or part of this security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2021, amounted to $56,657,126, or 4.3% of net assets.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$1,185,625,652	—	$1,185,625,652
Short-Term Investments
Municipal Bonds†	—	69,239,952	—	69,239,952
Total Investments in Securities	—	$1,254,865,604	—	$1,254,865,604

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.